Other Gains, Net (Tables)	12 Months Ended
Mar. 31, 2024
Other Gains, Net [Abstract]
Schedule of Other Gains, Net
	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions (Note 3)	127	-	-
Foreign exchange losses, net	5,322	2,679	1,089
Loss on disposal of other debts (Note 21)	-	-	(1,425)
Reimbursement from a depositary bank (a)	1,482	-	-
Investment (loss)/gain	(622)	(178)	1,820
Gain on disposal of a subsidiary (b)	-	3,597	49
Discount on the ordinary shares issued by public offering (Note 19)	-	-	(5,943)
Others	(289)	(939)	416
Total	6,020	5,159	(3,994)
(a)	The Company received a reimbursement of US$0.2 million (equivalent to RMB1.5 million), Nil and Nil from the depository for the establishment and maintenance of the ADS program for the years ended March 31, 2022, 2023 and 2024 respectively.

(b)	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.